Mortgage-Backed Securities Held to Maturity	12 Months Ended
Dec. 31, 2013
Mortgage-Backed Securities Held to Maturity [Abstract]
Mortgage-Backed Securities Held to Maturity
Note 7 – Mortgage-Backed Securities Held to Maturity

In November 2013 the Company sold $1.8 million of Corporate bonds and realized a gain of $88,000 on the transaction.

On March 30, 2012, the Company transferred all securities designated as held to maturity into the investment and mortgage-backed securities available for sale category.  Management determined that it no longer had the positive intent to hold its investment in securities held to maturity for an indefinite period of time because of management’s desire to have more flexibility in managing the investment portfolio.  The securities transferred had an amortized cost of $3.6 million and unrealized gross gains of $351,000 at the time of transfer.  The net of tax unrealized gain of $231,000 was recorded as other comprehensive income.  In the second quarter of 2012, the Company sold these mortgage-backed securities and realized a gain of $331,000.